UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Short Hills, New Jersey		05/14/2010
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 63
Form 13F Information Table Value Total: 3,310,153,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American Commercial Lines 			COM PAR $0.01		025195405	672 		26,763 		x				 				26,763
American International Group Inc		UNIT 99/99/9999		026874115	76,311 		7,466,813 	x				 				7,466,813
AMR Corp					COM			001765106	30,446 		3,342,068 	x				 				3,342,068
Arkansas Best Corp				COM			040790107	5,570 		186,402 	x				 				186,402
Bank of America Corp				COM			060505104	541,615 	30,342,599 	x				 				30,342,599
BB&T Corp					COM			054937107	23,010 		710,391 	x				 				710,391
Brunswick Corp					COM			117043109 	27,113 		1,697,764 	x				 				1,697,764
Capital One Financial Corp			*W EXP 11/14/201	14040H139	5,465 		346,979 	x				 				346,979
Capital One Financial Corp			COM			14040H105	92,719 		2,239,047 	x				 				2,239,047
Citigroup Inc					COM			172967101 	252,687 	62,391,781 	x				 				62,391,781
Conseco Inc					COM NEW			208464883 	10,039 		1,613,994 	x				 				1,613,994
Conseco Inc					DBCV 3.500% 9/3		208464BH9	52,593 		52,461,572 	x				 				52,461,572
Continental Airlines Inc			CL B			210795308 	11,600 		528,000 	x				 				528,000
Con-Way Inc.					COM			205944101 	16,456 		468,575 	x				 				468,575
Delta Air Lines Inc				COM NEW			247361702 	27,697 		1,898,378 	x				 				1,898,378
E-Trade Financial Corp				COM			269246104 	9,288 		5,628,973 	x				 				5,628,973
E-Trade Financial Corp				NOTE  8/3		269246AZ7	74,069 		46,257,000 	x				 				46,257,000
Fifth Third Bancorp				COM			316773100 	231,158 	17,009,383 	x				 				17,009,383
Goodyear Tire & Rubber Co			COM			382550101 	33,380 		2,640,851 	x				 				2,640,851
Gramercy Capital Corp				COM			384871109 	11,282 		4,043,809 	x				 				4,043,809
Johnson & Johnson				COM			478160104 	82,760 		1,269,320 	x				 				1,269,320
Maguire Prop Inc				COM			559775101 	12,760 		4,142,900 	x				 				4,142,900
Merck & Co Inc					COM			58933Y105	64,391 		1,724,000 	x				 				1,724,000
Microsoft Corp					COM			594918104 	71,536 		2,444,000 	x				 				2,444,000
Navistar International Corp			COM			63934E108	34,101 		762,383 	x				 				762,383
Newcastle Investment Corp			COM			65105M108	13,537 		4,190,882 	x				 				4,190,882
NRG Energy Inc					COM NEW			629377508 	37 		1,786 		x				 				1,786
Office Depot Inc				COM			676220106 	1,581 		198,126 	x				 				198,126
OfficeMax Inc					COM			67622P101	5,350 		325,852 	x				 				325,852
Owens Corning					*W EXP 10/30/201	690742127 	18 		10,644 		x				 				10,644
Pfizer Inc.					COM			717081103 	110,645 	6,451,605 	x				 				6,451,605
Royal Bk Scotland Group PLC			SPON ADR F		780097804 	1,095 		53,587 		x				 				53,587
Royal Bk Scotland Group PLC			SPON ADR SER H		780097879 	1,708 		88,752 		x				 				88,752
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788 	27,494 		1,711,961 	x				 				1,711,961
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796 	18,192 		1,432,428 	x				 				1,432,428
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770 	41,450 		3,281,831 	x				 				3,281,831
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762 	10,212 		808,580 	x				 				808,580
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754 	11,513 		862,395 	x				 				862,395
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747 	11,177 		889,908 	x				 				889,908
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739 	14,312 		1,088,337 	x				 				1,088,337
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713 	14,522 		1,015,526 	x				 				1,015,526
Strategic Hotels & Resorts Inc			COM			86272T106	4,478 		1,053,758 	x				 				1,053,758
Sunoco Inc					COM			86764P109	17,865 		601,311 	x				 				601,311
Suntrust Banks Inc				COM			867914103 	147,156 	5,492,937 	x				 				5,492,937
SuperMedia Inc					COM			868447103 	20,468 		500,431 	x				 				500,431
Tesoro Corp					COM			881609101 	17,460 		1,256,100 	x				 				1,256,100
Hartford Financial Services Group		COM			416515104 	187,184 	6,586,333 	x				 				6,586,333
UAL Corp					COM NEW			902549807 	43,948 		2,247,998 	x				 				2,247,998
United Parcel Service Inc			CALL			911312906	781 		3,500 		x				 				3,500
United Parcel Service Inc			CALL			911312906	735 		3,500 		x				 				3,500
United Parcel Service Inc			CALL			911312906	672 		3,500 		x				 				3,500
US Airways Group Inc				COM			90341W108	16,549 		2,251,518 	x				 				2,251,518
Valassis Communications Inc			COM			918866104 	15,408 		553,639 	x				 				553,639
Valero Energy Corp				COM			91913Y100	56,631 		2,874,645 	x				 				2,874,645
Valero Energy Corp				CALL			91913Y900	470 		15,655 		x				 				15,655
Valero Energy Corp				CALL			91913Y900	183 		15,253 		x				 				15,253
Virgin Media Inc				*W EXP 99/99/999	92769L119	9 		237,059 	x				 				237,059
Wells Fargo & Co				COM			949746101 	278,835 	8,960,000 	x				 				8,960,000
Wells Fargo & Co				PERP PFD CNV A		949746804 	303,731 	311,519 	x				 				311,519
Willis Group Holdings Limited			SHS			G96655108	43,276 		1,383,055 	x				 				1,383,055
XL Capital Ltd Cl A				CL A			G98255105	4,852 		256,734 	x				 				256,734
Yahoo! Inc					COM			984332106 	51,783 		3,132,652 	x				 				3,132,652
YRC Worldwide Inc.				COM			984249102 	16,119 		29,630,917 	x				 				29,630,917
